Exhibit 99.1

Bridgecrest Lending Auto Securitization Trust 2023-1

  Class A-1 5.776% Asset Backed Notes

  Class A-2 6.34% Asset Backed Notes

  Class A-3 6.51% Asset Backed Notes

  Class B 6.80% Asset Backed Notes

  Class C 7.10% Asset Backed Notes

  Class D 7.84% Asset Backed Notes

  Class E 10.37% Asset Backed Notes

Servicer's Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.4 of the Sale and Servicing Agreement by and among Bridgecrest Lending Auto Securitization Trust 2023-1, as Issuer, Bridgecrest Lending Auto Securitization Grantor Trust 2023-1, as Grantor Trust, Bridgecrest Auto Funding LLC, as Seller, Bridgecrest Acceptance Corporation, as Servicer and Computershare Trust Company, N.A., as the Indenture Trustee and Standby Servicer, dated as of October 25, 2023. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Distribution Date:	4/15/2025
Collection Period:	3/1/2025	Through	3/31/2025
Accrual Period:	3/17/2025	Through	4/14/2025

I.	Principal Balance Rollforward of Receivables and Additional Collection Activity
						Unit	Principal
		Principal				Reconciliation	Reconciliation
(1)		Beginning Pool Balance of the Collection Period			(1)	20,943	$437,272,312.71
(2)		Collateral Pledged (Subsequent Receivables Acquired in Collection Period)			(2)	0	$0.00
(3)		Collateral Takeout & Unwinds			(3)	0	$0.00
(4)		Principal Collections			(4)
(5)		Total collections allocable to principal & Units Paid in Full			(5)	105	$5,834,255.12
(6)		Purchased Receivables & receivables purchased pursuant to Receivables Contribution Agreement			(6)	2	$50,240.29
(7)		Charged-Off Losses (Gross)			(7)
(8)		Charged-off Losses (system current period)			(8)	464	$9,792,941.55
(9)		Ending Pool Balance of the Collection Period {(1) + (2) minus sum of [(3), (5), (6), (8)]}			(9)	20,372	$421,594,875.75
		Interest, Fees and Recoveries for the Collection Period
(10)		Collections allocable to interest			(10)		$7,446,648.24
(11)		Collections from Recoveries			(11)		$3,538,338.28
(12)		All other amounts and fees received and not allocable to principal			(12)		$50,462.29
(13)		Total non-Principal Collections {sum of [(10) through (12)]}			(13)		$11,035,448.81

(14)		Original Pool Balance as of Cutoff Date			(14)		$700,003,859.00
(15)		The Pool Factor as of the close of business on the last day set forth above {(9) / (14)}			(15)		60.23%

II.	Overcollateralization and Principal Calculations
(16)		Overcollateralization in Dollars			(16)		$80,103,026.39
(17)		Target Overcollateralization Amount (Greater of)			(17)		$80,103,026.39
(18)		(i) 19.00% of the Pool Balance as of the end of the Collection Period		19.00%	(18)	$80,103,026.39
(19)		(ii) 3.25% of the Pool Balance as of the Cutoff Date		3.25%	(19)	$22,750,125.42
(20)		Beginning of Period AAA through BB Note Balance {sum of (27:33)}			(20)		$354,190,573.30
(21)		Ending Collateral Balance {(9)}			(21)	$421,594,875.75
(22)		Overcollateralization Target Amount {(17)}			(22)	$80,103,026.39
(23)		Required ProForma Note Balance {(21) minus (22)}			(23)		$341,491,849.36
(24)		Excess			(24)		$12,698,723.94
(25)		Total amount allocated to principal			(25)		$12,698,723.94
		Class	Orig Balance	BOM Note Bal.	Principal Allocated	EOM Note Bal.	Note Factor
(26)		Class A Notes	$318,500,000.00	$74,190,573.30	$12,698,723.94	$61,491,849.36	19.31%
(27)		Class A-1	$66,000,000.00	$0.00	$0.00	$0.00	0.00%
(28)		Class A-2	$126,300,000.00	$0.00	$0.00	$0.00	0.00%
(29)		Class A-3	$126,200,000.00	$74,190,573.30	$12,698,723.94	$61,491,849.36	48.73%
(30)		Class B	$60,550,000.00	$60,550,000.00	$0.00	$60,550,000.00	100.00%
(31)		Class C	$81,550,000.00	$81,550,000.00	$0.00	$81,550,000.00	100.00%
(32)		Class D	$94,500,000.00	$94,500,000.00	$0.00	$94,500,000.00	100.00%
(33)		Class E	$43,400,000.00	$43,400,000.00	$0.00	$43,400,000.00	100.00%

III.	Reserve Account Reconciliations
	(a)	Reserve Account Rollforward	Required Reserve as % of Original Pool Balance
(34)		Specified Reserve Account Amount {(14) * 1.50%}		1.5%	(34)		$10,500,057.88
(35)		Aggregate Note Balance after all distributions {sum of (27:33)}			(35)		$341,491,849.36
(36)		Specified Reserve Amount {Lesser of (34),(35)}			(36)		$10,500,057.88
(37)		Beginning of Period Reserve Account Balance			(37)		$10,500,057.88
(38)		Amount withdrawn from the Reserve Account			(38)	$0.00
(39)		Amount deposited to the Reserve Account			(39)	$0.00
(40)		Ending Reserve Account Balance {(37) minus (38) + (39)}			(40)		$10,500,057.88

IV.	Performance Data for the Collection Period
	Loss Data
	(a)	Gross Losses
(41)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period			(41)		$140,564,115.87
(42)		Gross Charged-Off Receivables losses occurring in current Collection Period {(8)}			(42)		$9,792,941.55
(43)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period			(43)		$150,357,057.42
	(b)	Liquidation Proceeds
(44)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period			(44)		$47,375,863.67
(45)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}			(45)		$3,538,338.28
(46)		Less Net Liquidation Expenses incurred in the current Collection Period			(46)		$(255,265.50)
(47)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period			(47)		$50,658,936.45
	(c)	Net Losses
(48)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period			(48)		$93,188,252.20
(49)		Net Charged-Off Receivables losses occurring in current Collection Period {(42)-(sum of (45) and (46))}			(49)		$6,509,868.77
(50)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period			(50)		$99,698,120.97
	(d)	Historical Net Loss Data

					Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period			$474,981,533.78	$6,168,428.61	1.30%
		Net Losses in Second Preceding Collection Period			$459,602,694.52	$6,925,952.09	1.51%
		Net Losses in First Preceding Collection Period			$444,462,433.03	$5,330,317.26	1.20%
		Net Losses in Current Collection Period			$429,433,594.23	$6,509,868.77	1.52%

	Delinquency Data
	(e)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period
					Current Collection Period		18
					Delinquency Bucket (days)	No. of Receivables	Principal Balance
(51)				(51)	31-60	2,093	$46,106,913.66
(52)				(52)	61-90	1,241	$27,670,013.54
(53)				(53)	91-120	703	$16,111,268.74
(54)				(54)	Total Delinquencies	4,037	$89,888,195.94
(55)		Receivables greater than 60 days delinquent at end of Collection Period		(55)			10.38%
(56)		Delinquency Trigger Rate (based on Current Collection Period)		(56)			50.00%

	Statistical Data (Weighted Averages weighted by outstanding principal balance)
	(f)	Pool Statistics in the Collection Period					Original	Prior Month	Current Month
(57)		Weighted Average APR of the Receivables				(57)	22.48%	22.26%	22.25%
(58)		Weighted Average Remaining Term of the Receivables (months)				(58)	69.21	53.27	52.34
(59)		Weighted Average Original Term of the Receivables (months)				(59)	70.63	70.67	70.68
(60)		Average Receivable Principal Balance				(60)	$23,571.53	$20,879.16	$20,694.82
(61)		Net Losses in Period {(49)}				(61)	$0.00	$5,330,317.26	$6,509,868.77
(62)		Aggregate Realized Losses {(50)}				(62)	$0.00	$93,188,252.20	$99,698,120.97
(63)		Aggregate Realized Loss percentage {(62)/(14)}				(63)	0.00%	13.31%	14.24%
(64)		Number of Receivables at End of Collection Period				(64)	29,697	20,943	20,372

	Extension Data
	(g)	Collection Period Extension Data
(65)		Number of receivables extended in Collection Period (A)					(65)		813
(66)		Principal Balance of receivables extended in Collection Period (B)					(66)		$17,940,174.83
(67)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)					(67)		20,943
(68)		Pool Balance as of the beginning of the Collection Period (D)					(68)		$437,272,312.71
(69)		Ratio of (A) over (C); {(65)/(67)}					(69)		3.88%
(70)		Ratio of (B) over (D); {(66)/(68)}					(70)		4.10%

V.	Amounts Deposited into the Collection Account
		Available Principal
(71)		Collections allocable to principal {(5)}					(71)		$5,834,255.12
(72)		Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}					(72)		$3,538,338.28
(73)		Purchased Receivables & receivables purchased pursuant to Receivables Contribution Agreement, Section 4.1					(73)		$50,240.29
(74)		Purchase Amount for Collateral Takeouts & Unwinds					(74)		$0.00
(75)		Total Collected Principal {sum of (71) through (74)}					(75)		$9,422,833.69
		Collected Interest and Supplemental Servicing Fees
(76)		Collections allocable to interest {(10)}					(76)		$7,446,648.24
(77)		Collections allocable to Supplemental Servicing Fees {(12)}					(77)		$50,462.29
(78)		Total Collected Interest and Supplemental Servicing Fees {sum of (76) and (77)}					(78)		$7,497,110.53
(79)		Investment earnings - Collection Account					(79)		$45,884.62
(80)		Excess amount withdrawn from Reserve Account {(38)}					(80)		$0.00
(81)		Amount deposited to Collection Account {sum of [(75), (78), (79), (80)]}					(81)		$16,965,828.84

VI.	Calculation of Interest Distributable Amount
		Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis	Days Basis Rate	Calculated Interest
(82)		Class A-1	$0.00	$0.00	5.776%	29	Actual/360	8.06%	$0.00
(83)		Class A-2	$0.00	$0.00	6.34%	30	30/360	8.33%	$0.00
(84)		Class A-3	$74,190,573.30	$0.00	6.51%	30	30/360	8.33%	$402,483.86
(85)		Class B	$60,550,000.00	$0.00	6.80%	30	30/360	8.33%	$343,116.67
(86)		Class C	$81,550,000.00	$0.00	7.10%	30	30/360	8.33%	$482,504.17
(87)		Class D	$94,500,000.00	$0.00	7.84%	30	30/360	8.33%	$617,400.00
(88)		Class E	$43,400,000.00	$0.00	10.37%	30	30/360	8.33%	$375,048.33

VII.	Cash Distributions for Activity in Collection Period (Waterfall)
							Pursuant to
							Paid per SSA 4.4(a)	Shortfall	Change from Prior Period
		Total Deposited to Collection Account					$16,965,828.84	$0.00	-0.6%
		Supplemental Servicing Fees					$30,237.29	$0.00	-21.8%
		Servicer Liquidation Reimbursements					$275,490.50	$0.00	13.3%
		Available Funds					$16,660,101.05	$0.00	-0.7%
	1A	Servicing Fee				3.50%	$1,275,377.58	$0.00	-3.2%
		Supplemental Servicing Fees unpaid from prior periods					$0.00	$0.00	0.0%
		Liquidation Reimbursements unpaid from prior periods					$0.00	$0.00	0.0%
	1B	Standby Servicer Fees and Expenses (including any unpaid from prior periods)				Greater of .02% or $4,000	$7,287.87	$0.00	-3.2%
		Indemnification amounts to Standby Servicer (including any unpaid from prior periods)					$0.00	$0.00	0.0%
		Fees due to:
	2A	Indenture Trustee (capped at $125,000/year)					$2,000.00	$0.00	0.0%
	2B	Owner Trustee and Grantor Trust Trustee (capped at $120,000/year in aggregate)					$0.00	$0.00	0.0%
	2C	Asset Representations Reviewer (capped at $150,000/year)					$0.00	$0.00	0.0%
	3	Class A Note Interest (for insufficient funds, paid pro-rata across Class A Notes based on interest due to each class of Class A Notes)					$402,483.86	$0.00	-13.6%
	4	First Allocation of Principal pursuant to 8.2(b) of Indenture					$0.00	$0.00	0.0%
	5	Class B Note Interest					$343,116.67	$0.00	0.0%
	6	Second Allocation of Principal pursuant to 8.2(b) of Indenture					$0.00	$0.00	0.0%
	7	Class C Note Interest					$482,504.17	$0.00	0.0%
	8	Third Allocation of Principal pursuant to 8.2(b) of Indenture					$0.00	$0.00	0.0%
	9	Class D Note Interest					$617,400.00	$0.00	0.0%
	10	Fourth Allocation of Principal pursuant to 8.2(b) of Indenture					$0.00	$0.00	0.0%
	11	Class E Note Interest					$375,048.33	$0.00	0.0%
	12	Fifth Allocation of Principal pursuant to 8.2(b) of Indenture					$0.00	$0.00	0.0%
	13	Reserve Account (amount required to fund Reserve Account up to the Specified Reserve Account Balance)					$0.00	$0.00	0.0%
	14	Regular Allocation of Principal pursuant to 8.2(b) of Indenture					$12,698,723.94	$0.00	9.0%
		Unpaid Fees due to:
	15	Indenture Trustee (in excess of annual cap)					$0.00	$0.00	0.0%
		Owner Trustee (in excess of annual cap)					$0.00	$0.00	0.0%
		Grantor Trust Trustee (in excess of annual cap)					$0.00	$0.00	0.0%
		Standby Servicer Fees and Expenses (in excess of annual cap)					$0.00	$0.00	0.0%
		Asset Representations Reviewer					$0.00	$0.00	0.0%
	16	Certficateholders, pro-rata based on Percentage Interest of each Certficateholder					$456,158.64	$0.00	-70.0%

IN WITNESS WHEREOF, I Daniel Gaudreau, Chief Financial Officer of Bridgecrest Acceptance Corporation have executed this Servicer's Certificate as of the Determination Date set forth above.

Signature:	\s\ Daniel Gaudreau

Date:	4/15/2025